Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

	As of December 31,
	2013	2012
In millions
Raw materials and supplies	$114.7	$89.1
Goods and work-in-process	98.8	109.1
Finished goods	34.9	49.6
Total inventories	$248.4	$247.8

Solar products expected to be sold externally are classified as finished goods and solar products expected to be consumed internally to support our downstream solar business are classified as goods and work in process.

Solar Energy segment inventories of $62.3 million and $27.3 million at December 31, 2013 and 2012, respectively, consist of raw materials and supplies not allocated to a solar energy system. Included in the table above at December 31, 2013, was $22.9 million of finished goods inventory held on consignment, compared to $27.7 million at December 31, 2012.
During the years ended December 31, 2013, and 2012, we recorded lower of cost or market charges totaling $18.5 million and $3.4 million respectively, to work in process and raw materials inventory, primarily related to adverse solar market pricing conditions.
Due to adverse solar market conditions and related price decreases, which led to the reduction of solar wafer production at our Kuching, Malaysia and Portland, Oregon plants and the shuttering of our Merano, Italy polysilicon facility, we recorded lower of cost or market charges on our raw materials and supplies inventory of $53.7 million, in the year ended December 31, 2011. In addition, we recorded charges of approximately $30.2 million for goods and work-in-process in the year ended December 31, 2011. Further, we recorded charges for finished goods inventory primarily related to the adverse solar market conditions which led to underutilization of our Kuching solar wafering plant in the amount of $29.7 million for the year ended December 31, 2011.
Due to the earthquake in Japan on March 11, 2011, wafer production in our semiconductor wafer plant in Japan was suspended from that time through April 12, 2011. Due to the unplanned downtime, we recorded a total of $14.9 million of adjustments during the year ended December 31, 2011 as period charges to cost of goods sold for the under absorption of production costs. We recorded no similar adjustments for the years ended December 31, 2013 and 2012.